CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Billions	Sep. 29, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized	4.6	4.6
Common stock, issued	2.9	2.9
Treasury stock, shares	1.4	1.4